RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - Related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 14.2	$ 14.9
Post-employment benefits	1.7	1.9
Termination benefits	3.4	3.7
Key management personnel compensation, share-based payment	9.6	4.7
Compensation of key management personnel	$ 28.9	$ 25.2